Earnings Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share
Earnings Per Share

(18)    Earnings Per Share

(a)	Basic Earnings per share

The calculation of basic earnings per share is based on the profit for the year attributable to the shareholders of the Parent divided by the weighted average number of ordinary shares in circulation throughout the year, excluding treasury stock.

Details of the calculation of basic earnings per share are as follows:

	Thousands of Euros
	31/12/2023	31/12/2022	31/12/2021
Profit for the year attributable to shareholders of the Parent (Thousands of Euros)	59,315	208,279	188,726
Weighted average number of ordinary shares outstanding	679,756,294	679,805,142	681,556,937
Basic earnings per share (Euros per share)	0.09	0.31	0.28

The weighted average number of ordinary shares outstanding (basic) is as follows:

	Number of shares
	31/12/2023	31/12/2022	31/12/2021
Issued shares outstanding at 1 January	679,469,076	679,598,330	685,601,126
Effect of shares issued	287,218	206,812	(4,044,189)
Weighted average number of ordinary shares outstanding (basic) at 31 December	679,756,294	679,805,142	681,556,937

(b) Diluted Earnings per share

Diluted earnings per share are calculated by dividing profit for the year attributable to shareholders of the Parent by the weighted average number of ordinary shares in circulation considering the diluting effects of potential ordinary shares.

The RSU Plan granted by the Group and payable in shares, assumes the existence of dilutive potential shares. Diluted earnings per share have been calculated as follows:

	Thousands of Euros
	31/12/2023	31/12/2022	31/12/2021
Profit for the year attributable to shareholders of the Parent (Thousands of Euros)	59,315	208,279	188,726
Weighted average number of ordinary shares outstanding (diluted)	677,101,992	679,292,729	681,404,922
Diluted earnings per share (Euros per share)	0.09	0.31	0.28

The weighted average number of ordinary shares outstanding diluted has been calculated as follows:

	Number of shares
	31/12/2023	31/12/2022	31/12/2021
Ordinary shares outstanding at 1 January	679,469,076	679,598,330	685,601,126
Shares committed under RSU plan	(2,654,302)	(512,413)	(152,015)
Effect of treasury stock	287,218	206,812	(4,044,189)
Weighted average number of ordinary shares outstanding (diluted) at 31 December	677,101,992	679,292,729	681,404,922
(2)